Acquisitions and Dispositions - Additional Information (Detail) In Thousands, except Share data, unless otherwise specified	12 Months Ended										12 Months Ended			12 Months Ended			12 Months Ended				12 Months Ended
	Mar. 31, 2011 USD ($)	Mar. 31, 2011 JPY (¥)	Mar. 31, 2010 JPY (¥)	Mar. 31, 2009 JPY (¥)	Mar. 31, 2010 USD ($)	Aug. 01, 2008 Copal Yamada Corporation	Jul. 31, 2008 Copal Yamada Corporation	Aug. 04, 2009 NTN Nidec Zhejiang Corporation	Aug. 04, 2009 NTN Nidec Thailand Company Limited	Feb. 26, 2010 SC Wado Company Limited	Mar. 31, 2011 Customer relationships Emerson Electric Company Motors and Controls Business Year	Sep. 30, 2010 Customer relationships Emerson Electric Company Motors and Controls Business USD ($)	Sep. 30, 2010 Customer relationships Emerson Electric Company Motors and Controls Business JPY (¥)	Mar. 31, 2011 Software Emerson Electric Company Motors and Controls Business Year	Sep. 30, 2010 Software Emerson Electric Company Motors and Controls Business USD ($)	Sep. 30, 2010 Software Emerson Electric Company Motors and Controls Business JPY (¥)	Mar. 31, 2011 Emerson Electric Company Motors and Controls Business USD ($)	Mar. 31, 2011 Emerson Electric Company Motors and Controls Business JPY (¥)	Sep. 30, 2010 Emerson Electric Company Motors and Controls Business USD ($)	Sep. 30, 2010 Emerson Electric Company Motors and Controls Business JPY (¥)	Mar. 31, 2011 Emerson Electric Company Motors and Controls Business Licensing Agreements Year	Sep. 30, 2010 Emerson Electric Company Motors and Controls Business Licensing Agreements USD ($)	Sep. 30, 2010 Emerson Electric Company Motors and Controls Business Licensing Agreements JPY (¥)	Sep. 30, 2010 Emerson Electric Company Motors and Controls Business Intangible assets and other fair value adjustments USD ($)	Sep. 30, 2010 Emerson Electric Company Motors and Controls Business Intangible assets and other fair value adjustments JPY (¥)	Sep. 30, 2010 Emerson Electric Company Motors and Controls Business Trademarks Non Amortizable Intangible Assets USD ($)	Sep. 30, 2010 Emerson Electric Company Motors and Controls Business Trademarks Non Amortizable Intangible Assets JPY (¥)	Sep. 30, 2010 Emerson Electric Company Motors and Controls Business Nidec Motor USD ($)	Sep. 30, 2010 Emerson Electric Company Motors and Controls Business Nidec Motor JPY (¥)	Sep. 30, 2010 Emerson Electric Company Motors and Controls Business Amortizable Intangible Assets USD ($)	Sep. 30, 2010 Emerson Electric Company Motors and Controls Business Amortizable Intangible Assets JPY (¥)
Business Acquisition [Line Items]
Business acquisition, number of shares acquired						3,500				864,000
Number of shares owned							3,000
Business acquisition, percentage of ownership acquired								60.00%	60.00%	90.00%
Business acquisition, percentage of shares owned						68.40%
Business acquisition, percentage of ownership								40.00%	40.00%
Business acquisition, cash paid																			$ 690,824	¥ 57,442,000
Business acquisition, goodwill deductible for tax purposes resulting from the transaction																			124,702	10,369,000
Business acquisition, finite lived intangible assets acquired												126,206	10,494,000		4,330	360,000			160,637	13,357,000		6,049	503,000	4,401	366,000	19,651	1,634,000			140,986	11,723,000
Acquired finite lived intangible assets, estimated amortization period (in years)											21			5							13
Business acquisition, goodwill	987,456	82,107,000	72,231,000	71,060,000	868,683														138,437	11,511,000								138,437	11,511,000
Business acquisition, acquisition-related cost																	7,276	605,000
Business acquisition, pro forma net sales	8,778,737	729,952,000	660,138,000	711,514,000													426,434	35,458,000
Business acquisition, pro forma net earnings	$ 654,793	¥ 54,446,000	¥ 52,780,000	¥ 29,113,000													$ 3,115	¥ 259,000